Operating Leases (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating Leases
2025		$ 1,031,714
2026		762,364
2027		504,795
2028		486,733
2029		221,715
Total undiscounted future minimum lease payments		3,007,321
Less: Imputed interest	$ (164,713)	(243,001)
Accrued adverse lease obligation	2,009,293	2,764,320
Less: current portion		(1,031,714)
Present value of operating lease obligation	1,844,233	1,732,606
2025	188,211
2026	770,004
2027	507,343
2028	486,733
2029	221,715
Total undiscounted future minimum lease payments	2,174,006
Less: current portion	$ (165,060)	$ (1,031,714)	$ (454,127)